STATEMENTS OF COMPREHENSIVE LOSS (USD $)	12 Months Ended		67 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Income Statement [Abstract]
REVENUES			$ 4,855
OPERATING EXPENSES
Advertising	2,653	22,732	25,385
General and administrative (Note 9)	586,421	345,928	978,484
Impairment of mineral acquisition costs (Note 3)		50,124	50,124
Accretion on promissory note (Note 6)	113,394		113,394
Financing costs	8,391		8,391
Interest expense	2,385		2,385
Investor relations	227,687	22,046	249,733
Professional fees	154,767	93,056	280,895
Mineral property exploration costs (Note 11)	164,564	329,107	493,671
Stock-based compensation (Note 7)	2,133,251	107,772	2,241,023
Travel	14,244	1,543	15,787
TOTAL OPERATING EXPENSES	3,407,757	972,308	4,459,272
LOSS FROM OPERATIONS	(3,407,757)	(972,308)	(4,454,417)
OTHER INCOME (EXPENSES)
Gain on debt settlement		17,631	17,631
Other income (expenses)			(1,167)
NET LOSS AND COMPREHENSIVE LOSS	$ (3,407,757)	$ (954,677)	$ (4,437,953)
BASIC LOSS PER SHARE	$ (0.07)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	51,331,037	121,990,562